UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5066

Smith Barney Arizona Municipals Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end: May 31
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

    The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                         ARIZONA MUNICIPALS FUND INC.

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2003


                              [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                         Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

        Letter from the Chairman....................................  1

        Schedule of Investments.....................................  3

        Statement of Assets and Liabilities.........................  9

        Statement of Operations..................................... 10

        Statements of Changes in Net Assets......................... 11

        Notes to Financial Statements............................... 12

        Financial Highlights........................................ 18

                           LETTER FROM THE CHAIRMAN


[PHOTO]

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the Smith Barney Arizona Municipals Fund Inc. (Class A Shares), outperformed the Lehman Brothers Municipal Bond Index/i/ as well as the fund's Lipper Arizona municipal debt funds category average during the six months ended November 30, 2003. During this six-month time frame, Class A shares of the fund, excluding sales charges, returned 4.16%. In comparison, the unmanaged Lehman Brothers Municipal Bond Index returned 0.19% and the fund's Lipper Arizona municipal debt funds category average returned 0.11% for the same period./1/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                                             6 Months
Class A Shares                                                 4.16%
Lehman Brothers Municipal Bond Index                           0.19%
Lipper Arizona Municipal Debt Funds Category Average/1/        0.11%

  All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

  All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended November 30, 2003, calculated among 36 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

     1 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

Keep in mind that given the budgetary challenges facing Arizona and the uncertain interest rate environment, investing in municipal bonds with a professional fund manager may be a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4/th/, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 15, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 3 through 6 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.

/i/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

     2 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                              SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------
General Obligation -- 21.6%
                     Maricopa County GO:
                       Elementary School District No. 8, Osborne Elementary
                        School District:
$1,000,000 A1*           7.500% due 7/1/09                                               $  1,235,880
   210,000 AAA           Series A, FGIC-Insured, 5.875% due 7/1/14                            231,609
   650,000 AAA         Elementary School District No. 14, (Creighton School
                        Improvement Project of 1990), Series C, FGIC-Insured,
                        (Partially escrowed to maturity with U.S. government
                        securities), 6.500% due 7/1/08                                        762,404
                       Elementary School District No. 40, (Glendale School
                        Improvement Project), AMBAC-Insured:
   565,000 AAA           6.300% due 7/1/11 (b)                                                607,002
   435,000 AAA           Call 7/1/05 @ 101, 6.300% due 7/1/11 (b)(c)                          473,258
   390,000 AAA         School District No. 008, FGIC-lnsured, (Call 7/1/06 @ 101),
                        5.875% due 7/1/14 (c)                                                 435,993
   635,000 AAA         School District No. 80, Chandler Unified School District,
                        FGIC-Insured, 5.800% due 7/1/12                                       656,787
 1,000,000 AA          Unified High School District No. 210, (Phoenix Project of 1995),
                        Series B, (Partially Pre-Refunded -- Escrowed with U.S.
                        government securities to 7/1/06 Call @ 101),
                        5.375% due 7/1/13                                                   1,105,350
                     Phoenix GO:
 1,400,000 AA+        Refunding, Series A, 6.250% due 7/1/17 (d)                            1,730,820
                      Series B:
   400,000 AA+          5.000% due 7/1/22                                                     415,532
   575,000 AA+          5.000% due 7/1/23                                                     593,187
   400,000 A+        Phoenix Special Assignment, Central Avenue Improvement District,
                      7.000% due 1/1/06                                                       401,760
 1,000,000 AAA       Pima County GO, Unified School District No. 1, Tucson,
                      FGIC-Insured, 7.500% due 7/1/10                                       1,268,830
   500,000 AAA       Pinal County Unified School District No. 43, GO, Apache Junction,
                      Series A, FGIC-Insured, 5.850% due 7/1/15                               558,650
                     Tempe Union High School District No. 213, GO, FGIC-Insured:
   285,000 AAA         6.000% due 7/1/10                                                      295,308
   715,000 AAA         Pre-Refunded -- Escrowed with state and local government
                        securities to 7/1/04 Call @ 101, 6.000% due 7/1/10                    742,435
-----------------------------------------------------------------------------------------------------
                                                                                           11,514,805
-----------------------------------------------------------------------------------------------------
Hospitals -- 14.6%
 1,500,000 Ba2*      Arizona Health Facilities Authority, Hospital Systems Revenue,
                      Phoenix Children's Hospital, Series A, 6.125% due 11/15/22            1,253,370
                     Maricopa County Hospital Revenue, Sun Health Corp.:
 1,500,000 Baa1*       5.900% due 4/1/09 (d)                                                1,619,070
 1,000,000 Baa1*       6.125% due 4/1/18                                                    1,040,120

                      See Notes to Financial Statements.

     3 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Hospitals -- 14.6% (continued)
$  500,000 AAA       Maricopa County IDA, Hospital Revenue, Samaritan Health
                      Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (e)       $    647,340
 3,000,000 AAA       Mesa IDA, Discovery Health Systems, Series A, MBIA-Insured,
                      5.625% due 1/1/29 (d)                                             3,212,070
-------------------------------------------------------------------------------------------------
                                                                                        7,771,970
-------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 8.3%
                     Maricopa County IDA, MFH Revenue:
   500,000 AAA         Metro Gardens -- Mesa Ridge Project, Series A, MBIA-Insured,
                        5.650% due 7/1/19                                                 502,175
 1,740,000 AAA         Mortgage Loan, Series A, FHA-Insured, 5.900% due 7/1/24 (d)      1,757,974
                     Phoenix IDA, MFH Revenue:
                       Ventana Palms Apartments Project, Series A, MBIA-Insured:
   150,000 Aaa*         6.100% due 10/1/19                                                160,964
   950,000 Aaa*         6.150% due 10/1/29                                              1,017,317
 1,000,000 AA          Woodstone & Silver Springs, Radian-Insured,
                        6.250% due 4/1/23                                               1,012,080
-------------------------------------------------------------------------------------------------
                                                                                        4,450,510
-------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.4%
    75,000 AAA       Phoenix IDA, Single-Family Mortgage Revenue, GNMA/FNMA/
                      FHLMC-Collateralized, 6.300% due 12/1/12 (f)(g)                      78,334
   155,000 AAA       Pima County IDA, Single-Family Mortgage Revenue,
                      GNMA-Collateralized, 6.750% due 11/1/27 (f)                         158,937
-------------------------------------------------------------------------------------------------
                                                                                          237,271
-------------------------------------------------------------------------------------------------
Industrial Development -- 11.2%
   750,000 NR        Navajo County IDA, IDR, (Stone Container Corp. Project),
                      7.400% due 4/1/26 (f)                                               765,120
                     Pima County IDA, Industrial Revenue Refunding:
   505,000 AAA         FSA-Insured, 7.250% due 7/15/10                                    518,802
 1,000,000 Ba3*        Tucson Electric Power Co. Project, Series B,
                        6.000% due 9/1/29                                                 955,790
 2,125,000 NR        Stanford Court Apartments, Series B, 6.250% due 7/1/18 (d)         2,071,407
                     Tempe IDA, IDR, Friendship Village Refunding, Series A:
   350,000 NR          6.200% due 12/1/03                                                 350,000
   250,000 NR          6.250% due 12/1/04                                                 251,383
 1,000,000 AAA       Tucson IDA, Lease Revenue, University of Arizona/Marshall
                      Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22           1,036,060
-------------------------------------------------------------------------------------------------
                                                                                        5,948,562
-------------------------------------------------------------------------------------------------
Miscellaneous -- 22.7%
   250,000 AAA       Arizona State Municipal Financing Program, COP, Series 20,
                       BIG-Insured, 7.625% due 8/1/06 (e)                                 273,180
   750,000 Aa1*      Arizona Student Loan Revenue Acquisition Authority, Series B,
                      Guaranteed Student Loan, 6.600% due 5/1/10 (f)                      776,520

                      See Notes to Financial Statements.

     4 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2003

   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Miscellaneous -- 22.7% (continued)
$  500,000  AAA       Casa Grande Excise Tax Revenue, FGIC-Insured,
                       6.200% due 4/1/15                                              $   528,315
                      Phoenix Civic Improvement Corp., Excise Tax Revenue, Sr. Lien:
 2,630,000  AAA         Adams Street Garage Project B, 5.375% due 7/1/29 (d)            2,756,608
 2,350,000  AAA         Municipal Courthouse Project A, 5.375% due 7/1/10 (d)           2,463,129
                      Sierra Vista Municipal Property Corp., AMBAC-Insured:
   355,000  AAA         6.000% due 1/1/11                                                 374,479
   500,000  AAA         6.150% due 1/1/15                                                 527,400
 1,325,000  VMIG 1*   Tempe Arizona Excise Tax Revenue, (Tempe Center for the Arts
                       Project), 1.350% due 7/1/20 (h)                                  1,325,000
 1,000,000  AA        Tucson COP, (Pre-Refunded -- Escrowed with state and local government securities to 7/1/04 Call @ 100),
                       6.375% due 7/1/09                                                1,030,580
 2,000,000  AAA       University of Arizona COP, Series B, AMBAC-Insured,
                       5.000% due 6/1/28 (d)                                            2,040,920
-------------------------------------------------------------------------------------------------
                                                                                       12,096,131
-------------------------------------------------------------------------------------------------
Pollution Control -- 5.2%
                      Coconino County Pollution Control Corp. Revenue Refunding:
 1,000,000  A-          Arizona Public Service Co., Series A, 5.875% due 8/15/28        1,010,600
 1,000,000  B-          Nevada Power Co. Project, 6.375% due 10/1/36 (f)                  893,100
   850,000  A-        Navajo County PCR, Arizona Public Service Co., Series A,
                       5.875% due 8/15/28                                                 858,865
-------------------------------------------------------------------------------------------------
                                                                                        2,762,565
-------------------------------------------------------------------------------------------------
Transportation -- 4.8%
                      Phoenix Civic Improvement Corp., Airport Revenue:
 1,000,000  AAA         FGIC-Insured, 5.375% due 7/1/29 (f)                             1,019,640
 1,500,000  AAA         Series A, FSA-Insured, 5.000% due 7/1/25                        1,531,110
-------------------------------------------------------------------------------------------------
                                                                                        2,550,750
-------------------------------------------------------------------------------------------------
Utilities -- 7.3%
                      Agricultural Improvement and Power District, Electric Systems
                       Revenue, (Salt River Project):
 1,000,000  AA           Series A, 5.000% due 1/1/23                                    1,033,120
 1,555,000  AA           Series B, 5.000% due 1/1/31 (d)                                1,584,483
   250,000  BBB-      Prescott Valley Improvement District, Special Assessment, Sewer
                       Collection System, Roadway Repair, 7.900% due 1/1/12               256,080
 1,000,000  BBB       Yavapai County IDA, IDR, (Citizens Utilities Co. Project),
                       5.450% due 6/1/33 (f)                                            1,005,170
-------------------------------------------------------------------------------------------------
                                                                                        3,878,853
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     5 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                          SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Water and Sewer -- 3.9%
$1,000,000 Aaa*      Arizona Water Infrastructure Finance Authority, Series A,
                      5.000% due 10/1/19                                        $ 1,050,800
 1,000,000 AAA       Phoenix Civic Improvement Corp. Wastewater System Revenue,
                      FGIC-Insured, 5.000% due 7/1/24                             1,022,740
-------------------------------------------------------------------------------------------
                                                                                  2,073,540
-------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $51,077,621**)                                    $53,284,957
-------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is held as collateral for open futures contracts commitments.
(c) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d) All or a portion of this security is segregated by the custodian for open futures contracts commitments.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g) A portion of this security has been segregated by the custodian for extended settlements.
(h) Variable rate obligation payable at par on demand at anytime on no more than seven days notice.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 7 and 8 for definitions of ratings and certain security abbreviations.

                      See Notes to Financial Statements.

     6 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus ( - ) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum- stances and economic conditions than bonds in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB  -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse busi- ness, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B   -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, finan- cial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

     7 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)


ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance
CHFCLI --California Health Facility Construction Loan Insurance
CONNIE --College Construction Loan Insurance Association
  LEE
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MFH    --Multi-Family Housing
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
Radian --Radian Asset Assurance
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand
_________
* Abbreviations may or may not appear in the schedule of investments.

     8 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               NOVEMBER 30, 2003

ASSETS:
  Investments, at value (Cost -- $51,077,621)                        $53,284,957
  Cash                                                                   171,995
  Interest receivable                                                    997,567
  Receivable from broker -- variation margin                             159,375
  Receivable for Fund shares sold                                         44,000
  Receivable for securities sold                                          10,000
--------------------------------------------------------------------------------
  Total Assets                                                        54,667,894
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                      106,884
  Investment advisory fee payable                                         13,268
  Administration fee payable                                               8,846
  Distribution plan fees payable                                           3,956
  Accrued expenses                                                        71,655
--------------------------------------------------------------------------------
  Total Liabilities                                                      204,609
--------------------------------------------------------------------------------
Total Net Assets                                                     $54,463,285
--------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $     5,357
  Capital paid in excess of par value                                 53,707,792
  Undistributed net investment income                                     14,562
  Accumulated net realized loss from investment transactions            (838,012)
  Net unrealized appreciation of investments and futures contracts     1,573,586
--------------------------------------------------------------------------------
Total Net Assets                                                     $54,463,285
--------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                              4,141,734
  Class B                                                                839,442
  Class L                                                                376,193
Net Asset Value:
  Class A (and redemption price)                                          $10.17
  Class B *                                                               $10.17
  Class L *                                                               $10.16
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)       $10.59
  Class L (net asset value plus 1.01% of net asset value per share)       $10.26
--------------------------------------------------------------------------------

 * Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

     9 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)


For the Six Months Ended November 30, 2003

INVESTMENT INCOME:
  Interest                                                                    $1,411,086
----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 4)                                                79,196
  Distribution plan fees (Note 7)                                                 72,366
  Administration fee (Note 4)                                                     52,797
  Audit and legal                                                                 26,872
  Shareholder communications (Note 7)                                             21,895
  Registration fees                                                               16,000
  Custody                                                                         12,015
  Shareholder servicing fees (Note 7)                                              6,332
  Directors' fees                                                                  5,500
  Other                                                                              624
----------------------------------------------------------------------------------------
  Total Expenses                                                                 293,597
----------------------------------------------------------------------------------------
Net Investment Income                                                          1,117,489
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                                       (64,375)
   Futures contracts                                                           1,399,992
----------------------------------------------------------------------------------------
  Net Realized Gain                                                            1,335,617
----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                         1,909,092
   End of period                                                               1,573,586
----------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                       (335,506)
----------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                  1,000,111
----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $2,117,600
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    10 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003

                                             November 30     May 31
         -------------------------------------------------------------
         OPERATIONS:
          Net investment income              $ 1,117,489  $  2,394,590
          Net realized gain (loss)             1,335,617      (716,981)
          Increase (decrease) in net
            unrealized appreciation             (335,506)      420,064
         -------------------------------------------------------------
          Increase in Net Assets From
            Operations                         2,117,600     2,097,673
         -------------------------------------------------------------
         DISTRIBUTIONS TO
         SHAREHOLDERS FROM (NOTE 8):
          Net investment income               (1,118,883)   (2,443,835)
         -------------------------------------------------------------
          Decrease in Net Assets
            From Distributions to
            Shareholders                      (1,118,883)   (2,443,835)
         -------------------------------------------------------------
         FUND SHARE TRANSACTIONS (NOTE 9):
          Net proceeds from sale of shares     6,164,047     9,101,785
          Net asset value of shares issued
            for reinvestment of dividends        519,466     1,220,521
          Cost of shares reacquired           (6,725,720)  (11,130,032)
         -------------------------------------------------------------
          Decrease in Net Assets From Fund
            Share Transactions                   (42,207)     (807,726)
         -------------------------------------------------------------
         Increase (Decrease) in Net Assets       956,510    (1,153,888)

         NET ASSETS:
          Beginning of period                 53,506,775    54,660,663
         -------------------------------------------------------------
          End of period*                     $54,463,285  $ 53,506,775
         -------------------------------------------------------------
         * Includes undistributed net
            investment income of:                $14,562       $15,956
         -------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.

    12 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC (''SBFM''), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2003, the Fund paid transfer agent fees of $5,620 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year

    13 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year of purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2003, CGM received sales charges of approximately $58,000 and $3,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended November 30, 2003, CDSCs paid to CGM for Class B shares were approximately $11,000.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the six months ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                              --------------------
                              Purchases $4,525,872
                              --------------------
                              Sales      2,634,507
                              --------------------

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                   -----------------------------------------
                   Gross unrealized appreciation $2,651,316
                   Gross unrealized depreciation   (443,980)
                   -----------------------------------------
                   Net unrealized appreciation   $2,207,336
                   -----------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount, are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in

    14 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Loss
  ---------------------------------------------------------------------------
  Contracts To Sell:
  U.S. Treasury Bonds    170      12/03    $17,944,063 $18,577,813 $(633,750)
  ---------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended November 30, 2003, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                             Class A Class B Class L
           ---------------------------------------------------------
           Rule 12b-1 Distribution Plan Fees $30,039 $29,663 $12,664
           ---------------------------------------------------------

For the six months ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                          Class A Class B Class L
               --------------------------------------------------
               Shareholder Servicing Fees $4,277  $1,682   $373
               --------------------------------------------------

    15 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

For the six months ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L
           ----------------------------------------------------------
           Shareholder Communication Expenses $15,596 $4,864  $1,435
           ----------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                    Six Months Ended   Year Ended
              Net Investment Income November 30, 2003 May 31, 2003
              ----------------------------------------------------
                     Class A           $  875,957      $1,884,380
                     Class B              173,577         420,544
                     Class L               69,349         138,911
              ----------------------------------------------------
                     Total             $1,118,883      $2,443,835
              ----------------------------------------------------

9. Capital Shares

At November 30, 2003, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                   Six Months Ended          Year Ended
                                  November 30, 2003         May 31, 2003
                                ---------------------  ----------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class A
  Shares sold                    547,397  $ 5,532,901   575,907  $ 5,832,668
  Shares issued on reinvestment   38,885      392,449    88,616      896,108
  Shares reacquired             (486,173)  (4,898,316) (786,641)  (7,988,657)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)        100,109  $ 1,027,034  (122,118) $(1,259,881)
  ---------------------------------------------------------------------------
  Class B
  Shares sold                     26,257  $   264,041   232,911  $ 2,367,706
  Shares issued on reinvestment    7,666       77,412    21,170      214,383
  Shares reacquired             (165,566)  (1,671,466) (252,796)  (2,557,156)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)       (131,643) $(1,330,013)    1,285  $    24,933
  ---------------------------------------------------------------------------
  Class L
  Shares sold                     36,344  $   367,105    89,315  $   901,411
  Shares issued on reinvestment    4,916       49,605    10,886      110,030
  Shares reacquired              (15,415)    (155,938)  (57,671)    (584,219)
  ---------------------------------------------------------------------------
  Net Increase                    25,845  $   260,772    42,530  $   427,222
  ---------------------------------------------------------------------------

    16 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

10. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

    17 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class A Shares                   2003/(1)(2)/    2003/(2)/   2002/(2)/    2001/(2)/     2000/(2)/    1999/(2)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $ 9.98          $10.04     $10.00      $ 9.54        $10.31        $10.54
--------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income             0.22            0.45       0.48        0.49          0.50          0.49
  Net realized and unrealized
   gain (loss)                      0.19           (0.05)      0.05        0.45         (0.77)        (0.10)
--------------------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                    0.41            0.40       0.53        0.94         (0.27)         0.39
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.22)          (0.46)     (0.49)      (0.48)        (0.48)        (0.49)
  Net realized gains                  --              --         --          --         (0.02)        (0.13)
--------------------------------------------------------------------------------------------------------------
Total Distributions                (0.22)          (0.46)     (0.49)      (0.48)        (0.50)        (0.62)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                    $10.17          $ 9.98     $10.04      $10.00        $ 9.54        $10.31
--------------------------------------------------------------------------------------------------------------
Total Return                        4.16%++         4.07%      5.40%      10.03%        (2.64)%        3.79%
--------------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $42,101         $40,319    $41,824     $36,862       $36,524       $46,279
--------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                          0.98%+          1.00%      0.91%       0.94%         0.88%         0.88%
  Net investment income             4.36+           4.48       4.80        4.98          5.09          4.64
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                5%             11%        11%          6%           16%           41%
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    18 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class B Shares                   2003/(1)(2)/     2003/(2)/ 2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $ 9.98          $10.05     $10.00     $ 9.54      $10.30      $10.54
---------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income             0.19            0.40       0.42       0.44        0.45        0.43
  Net realized and unrealized
   gain (loss)                      0.19           (0.06)      0.07       0.45       (0.77)      (0.10)
---------------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                    0.38            0.34       0.49       0.89       (0.32)       0.33
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.19)          (0.41)     (0.44)     (0.43)      (0.42)      (0.44)
  Net realized gains                  --              --         --         --       (0.02)      (0.13)
---------------------------------------------------------------------------------------------------------
Total Distributions                (0.19)          (0.41)     (0.44)     (0.43)      (0.44)      (0.57)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                   $ 10.17         $  9.98    $ 10.05     $10.00      $ 9.54      $10.30
---------------------------------------------------------------------------------------------------------
Total Return                        3.87%++         3.38%      4.92%      9.40%      (3.11)%      3.15%
---------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $ 8,539         $ 9,694    $ 9,746    $11,988     $15,860     $19,066
---------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                          1.50%+          1.54%      1.41%      1.48%       1.41%       1.42%
  Net investment income             3.84+           3.94       4.20       4.44        4.56        4.11
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                5%             11%        11%         6%         16%         41%
---------------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    19 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

Class L Shares                   2003/(1)(2)/     2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/  1999/(2)(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period             $ 9.97           $10.04      $10.00      $ 9.53      $10.30       $10.53
-------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income            0.19             0.40        0.42        0.43        0.43         0.42
  Net realized and unrealized
   gain (loss)                     0.19            (0.07)       0.05        0.46       (0.76)       (0.09)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                   0.38             0.33        0.47        0.89       (0.33)        0.33
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.19)           (0.40)      (0.43)      (0.42)      (0.42)       (0.43)
  Net realized gains                 --               --          --          --       (0.02)       (0.13)
-------------------------------------------------------------------------------------------------------------
Total Distributions               (0.19)           (0.40)      (0.43)      (0.42)      (0.44)       (0.56)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                   $10.16           $ 9.97      $10.04      $10.00      $ 9.53       $10.30
-------------------------------------------------------------------------------------------------------------
Total Return                       3.87%++          3.35%       4.78%       9.48%      (3.24)%       3.21%
-------------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $3,823           $3,494      $3,091      $1,837        $988       $1,652
-------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                         1.56%+           1.57%       1.51%       1.48%       1.56%        1.44%
  Net investment income            3.79+            3.91        4.18        4.44        4.38         4.09
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               5%              11%         11%          6%         16%          41%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

    20 Smith Barney Arizona Municipals Fund Inc. | 2003 Semi-Annual Report

                                  SMITH BARNEY
                          ARIZONA MUNICIPALS FUND INC.



DIRECTORS               INVESTMENT ADVISER
Herbert Barg*           AND ADMINISTRATOR
Dwight B. Crane         Smith Barney Fund
Burt N. Dorsett           Management LLC
R. Jay Gerken, CFA
  Chairman              DISTRIBUTOR
Elliot S. Jaffe         Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann        CUSTODIAN
Cornelius C. Rose, Jr.  State Street Bank and
                          Trust Company
OFFICERS
R. Jay Gerken, CFA      TRANSFER AGENT
President and Chief     Citicorp Trust Bank, fsb.
Executive Officer       125 Broad Street, 11th Floor
                        New York, New York 10004
Andrew B. Shoup
Senior Vice President   SUB-TRANSFER AGENT
and Chief               PFPC Inc.
Administrative Officer  P.O. Box 9699
                        Providence, Rhode Island
Richard L. Peteka       02940-9699
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

  * Mr. Barg became Director Emeritus on December 31, 2003.

  Smith Barney Arizona Municipals Fund Inc.




  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.




  This report is submitted for the general information of the shareholders of Smith Barney Arizona Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0820 1/04                                                             03-5874

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not Applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Arizona Municipals Fund


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Arizona Municipals Fund


Date: January 30,2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Arizona Municipals Fund

Date: January 30,2004


By:   /s/ Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Arizona Municipals Fund

Date: January 30,2004